UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares High Yield Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares High Yield Active ETF
BRHY | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares High Yield Active ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Active ETF	$23	0.45%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	1.88%	6.62%
Bloomberg U.S. Universal Index	2.53	5.01
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index	1.17	6.78
Key Fund statistics
Net Assets	$100,554,263
Number of Portfolio Holdings	791
Portfolio Turnover Rate	26%
The inception date of the Fund was June 17, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	90.3%
Floating Rate Loan Interests	6.8%
Convertible Bonds	0.8%
Fixed Rate Loan Interests	0.7%
Common Stocks	0.7%
Preferred Stocks	0.7%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	0.1%
BBB/Baa	3.7%
BB/Ba	37.7%
B	45.6%
CCC/Caa	10.0%
N/R	2.9%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Active ETF
Semi-Annual Shareholder Report — April 30, 2025
BRHY-04/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Active ETF | BRHY | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Electric — 0.2%
FirstEnergy Corp., 4.00%, 05/01/26(a)	$170	$175,865
Energy - Alternate Sources — 0.1%
NextEra Energy Partners LP, 2.50%, 06/15/26(a)(b)	151	141,940
Home Builders — 0.1%
Meritage Homes Corp., 1.75%, 05/15/28(a)(b)	111	107,781
Media — 0.1%
Cable One Inc., 1.13%, 03/15/28(a)	136	108,800
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP, 1.88%, 11/15/29(a)(b)	23	23,899
Pebblebrook Hotel Trust, 1.75%, 12/15/26(a)	4	3,715
		27,614
Semiconductors — 0.2%
MKS Instruments Inc., 1.25%, 06/01/30(a)(b)	121	104,052
ON Semiconductor Corp., 0.50%, 03/01/29(a)	69	59,547
		163,599
Total Convertible Bonds — 0.7% (Cost: $758,947)		725,599
Corporate Bonds & Notes
Advertising — 1.1%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(b)	114	110,841
7.50%, 06/01/29(b)(c)	225	184,410
7.75%, 04/15/28(b)(c)	63	52,290
7.88%, 04/01/30(b)	235	235,105
9.00%, 09/15/28(b)(c)	165	170,784
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(b)	168	149,520
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)(c)	123	114,237
4.63%, 03/15/30(b)(c)	29	26,799
5.00%, 08/15/27(b)	25	24,497
7.38%, 02/15/31(b)(c)	66	69,113
		1,137,596
Aerospace & Defense — 3.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	4	4,095
Bombardier Inc.
6.00%, 02/15/28(b)	37	36,589
7.00%, 06/01/32(b)(c)	108	109,267
7.25%, 07/01/31(b)(c)	51	52,217
8.75%, 11/15/30(b)	152	162,870
Efesto Bidco Spa/U.S. LLC, 7.50%, 02/15/32(b)	272	269,854
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)	200	199,520
Goat Holdco LLC, 6.75%, 02/01/32(b)	86	84,065
Spirit AeroSystems Inc.
9.38%, 11/30/29(b)	124	131,958
9.75%, 11/15/30(b)	125	138,363
TransDigm Inc.
6.00%, 01/15/33(b)	264	263,453
6.38%, 03/01/29(b)	440	448,233
6.63%, 03/01/32(b)	486	497,836
6.75%, 08/15/28(b)	201	205,039
7.13%, 12/01/31(b)	271	281,674
Security	Par (000)	Value
Aerospace & Defense (continued)
Triumph Group Inc., 9.00%, 03/15/28(b)	$187	$196,164
		3,081,197
Agriculture — 0.0%
Darling Ingredients Inc., 6.00%, 06/15/30(b)	59	58,834
Airlines — 0.3%
American Airlines Inc., 8.50%, 05/15/29(b)(c)	93	94,785
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	58	53,425
OneSky Flight LLC, 8.88%, 12/15/29(b)	65	65,611
United Airlines Inc., 4.63%, 04/15/29(b)	68	63,873
		277,694
Apparel — 0.2%
Crocs Inc., 4.13%, 08/15/31(b)(c)	67	58,562
Hanesbrands Inc., 9.00%, 02/15/31(b)(c)	59	61,124
Kontoor Brands Inc., 4.13%, 11/15/29(b)	3	2,757
Levi Strauss & Co., 3.50%, 03/01/31(b)	77	67,478
		189,921
Auto Manufacturers — 0.1%
Wabash National Corp., 4.50%, 10/15/28(b)	81	70,875
Auto Parts & Equipment — 1.3%
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(d)	200	187,054
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(b)	188	190,936
6.75%, 02/15/30(b)	143	145,474
8.50%, 05/15/27(b)	472	473,734
Dana Inc.
4.25%, 09/01/30	24	22,138
4.50%, 02/15/32	37	33,297
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	63	62,873
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	4	3,727
5.63%, 04/30/33(c)	65	60,046
Tenneco Inc., 8.00%, 11/17/28(b)	135	128,967
		1,308,246
Banks — 2.3%
Bank of America Corp., 6.63%, , (5-year CMT + 2.684%)(d)(e)	345	345,159
Barclays PLC, 9.63%, (5-year USD ICE Swap + 5.775%)(d)(e)	360	392,998
Brookfield Finance Inc., 6.30%, 01/15/55, (5-year CMT + 2.076%)(d)	160	152,162
Citigroup Inc.
Series CC, 7.13%, (5-year CMT + 2.693%)(d)(e)	198	195,279
Series DD, 7.00%, (10-year CMT + 2.757%)(c)(d)(e)	65	64,489
Series EE, 6.75%, , (5-year CMT + 2.572%)(c)(d)(e)	113	108,490
Series FF, 6.95%, , (5-year CMT + 2.726%)(c)(d)(e)	46	45,063
Goldman Sachs Group Inc. (The)
6.85%, , (5-year CMT + 2.461%)(c)(d)(e)	105	103,558
Series Y, 6.13%, (10-year CMT + 2.400%)(d)(e)	204	192,338
PNC Financial Services Group Inc. (The)
Series V, 6.20%, (5-year CMT + 3.238%)(c)(d)(e)	36	35,976
Series W, 6.25%, (7-year CMT + 2.808%)(d)(e)	76	74,772
State Street Corp., Series I, 6.70%, (5-year CMT + 2.613%)(d)(e)	34	34,120

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
UBS Group AG
7.75%, (5-year USD ICE Swap + 4.160%)(b)(d)(e)	$200	$204,608
9.25%, (5-year CMT + 4.758%)(b)(d)(e)	200	223,558
Walker & Dunlop Inc., 6.63%, 04/01/33(b)(c)	41	41,703
Wells Fargo & Co., 6.85%, (5-year CMT + 2.767%)(d)(e)	68	68,742
		2,283,015
Building Materials — 2.3%
Builders FirstSource Inc., 6.38%, 03/01/34(b)	53	52,604
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(b)	714	724,074
6.75%, 07/15/31(b)	71	72,403
JELD-WEN Inc., 7.00%, 09/01/32(b)(c)	137	120,319
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28(b)	63	61,156
9.75%, 07/15/28(b)	87	87,018
Quikrete Holdings Inc.
6.38%, 03/01/32(b)	394	396,221
6.75%, 03/01/33(b)	83	83,310
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(b)	101	98,676
8.88%, 11/15/31(b)	174	178,521
Standard Industries Inc./New York
3.38%, 01/15/31(b)	34	30,021
4.38%, 07/15/30(b)	147	137,094
6.50%, 08/15/32(b)	186	188,316
Wilsonart LLC, 11.00%, 08/15/32(b)	107	96,858
		2,326,591
Chemicals — 2.3%
Avient Corp., 6.25%, 11/01/31(b)	46	45,508
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	150	138,934
Celanese U.S. Holdings LLC
6.50%, 04/15/30	15	14,657
6.75%, 04/15/33(c)	52	48,812
Chemours Co. (The)
4.63%, 11/15/29(b)	34	28,471
5.38%, 05/15/27	113	110,043
5.75%, 11/15/28(b)	92	83,335
8.00%, 01/15/33(b)(c)	57	51,364
Element Solutions Inc., 3.88%, 09/01/28(b)	302	285,503
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(b)	97	97,100
Ingevity Corp., 3.88%, 11/01/28(b)	67	61,907
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26, (10.00% PIK)(b)(c)(f)	99	84,512
Mativ Holdings Inc., 8.00%, 10/01/29(b)	42	34,914
Methanex U.S. Operations Inc., 6.25%, 03/15/32(b)	58	54,920
Minerals Technologies Inc., 5.00%, 07/01/28(b)	63	60,809
Olympus Water U.S. Holding Corp.
7.25%, 06/15/31(b)	200	200,000
9.75%, 11/15/28(b)	265	276,119
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	132	123,919
WR Grace Holdings LLC
5.63%, 08/15/29(b)	419	371,212
7.38%, 03/01/31(b)	109	109,582
		2,281,621
Commercial Services — 5.1%
ADT Security Corp. (The), 4.88%, 07/15/32(b)	40	37,722
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	513	523,958
Security	Par (000)	Value
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)	$400	$375,110
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)	400	383,728
APi Group DE Inc., 4.13%, 07/15/29(b)	88	82,164
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	214	213,727
Block Inc.
2.75%, 06/01/26(c)	66	64,420
6.50%, 05/15/32(b)	507	517,282
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	289	304,969
Brink's Co. (The)
6.50%, 06/15/29(b)	54	55,014
6.75%, 06/15/32(b)(c)	99	101,335
Deluxe Corp., 8.13%, 09/15/29(b)	35	35,047
EquipmentShare.com Inc., 8.00%, 03/15/33(b)	37	36,521
Garda World Security Corp.
4.63%, 02/15/27(b)	91	89,443
6.00%, 06/01/29(b)	67	62,669
7.75%, 02/15/28(b)	169	174,451
8.25%, 08/01/32(b)	122	119,852
8.38%, 11/15/32(b)	228	224,905
Herc Holdings Inc., 6.63%, 06/15/29(b)(c)	27	26,674
Hertz Corp. (The), 12.63%, 07/15/29(b)(c)	40	38,905
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28(b)(c)	86	85,929
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	68	66,324
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)	171	162,820
Service Corp. International/U.S.
3.38%, 08/15/30	3	2,686
4.00%, 05/15/31	81	73,957
5.75%, 10/15/32	280	276,427
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(b)	32	31,560
6.75%, 08/15/32(b)	201	203,864
Sotheby's, 7.38%, 10/15/27(b)	200	187,712
Verde Purchaser LLC, 10.50%, 11/30/30(b)	43	44,916
Wand NewCo 3 Inc., 7.63%, 01/30/32(b)(c)	160	164,829
WEX Inc., 6.50%, 03/15/33(b)	97	94,322
Williams Scotsman Inc.
6.63%, 06/15/29(b)	85	86,137
6.63%, 04/15/30(b)	87	88,576
7.38%, 10/01/31(b)	76	78,830
		5,116,785
Computers — 0.8%
Amentum Holdings Inc., 7.25%, 08/01/32(b)	78	79,345
CA Magnum Holdings, 5.38%, 10/31/26(b)	200	194,750
Diebold Nixdorf Inc., 7.75%, 03/31/30(b)	38	39,562
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(b)(c)	148	151,290
Insight Enterprises Inc., 6.63%, 05/15/32(b)	52	52,754
KBR Inc., 4.75%, 09/30/28(b)	98	92,909
McAfee Corp., 7.38%, 02/15/30(b)	126	108,837
Science Applications International Corp., 4.88%, 04/01/28(b)	48	46,669
		766,116
Cosmetics & Personal Care — 0.2%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32(c)	171	169,742
Distribution & Wholesale — 0.2%
Gates Corp./DE, 6.88%, 07/01/29(b)	104	105,521
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
Resideo Funding Inc.
4.00%, 09/01/29(b)(c)	$67	$61,672
6.50%, 07/15/32(b)	66	65,471
		232,664
Diversified Financial Services — 2.6%
Apollo Global Management Inc., 6.00%, 12/15/54, (5-year CMT + 2.168%)(d)	96	89,916
Azorra Finance Ltd., 7.75%, 04/15/30(b)	47	46,589
Bread Financial Holdings Inc., 8.38%, 06/15/35, (5-year CMT + 4.300%)(b)(d)	12	11,223
Focus Financial Partners LLC, 6.75%, 09/15/31(b)	146	146,873
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(b)	46	44,989
9.13%, 05/15/31(b)	105	106,163
9.25%, 02/01/29(b)	55	56,028
GGAM Finance Ltd.
5.88%, 03/15/30(b)	59	58,099
6.88%, 04/15/29(b)	176	179,732
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	84	83,370
Jane Street Group/JSG Finance Inc., 6.75%, 05/01/33(b)	60	60,283
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	75	77,040
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31(b)	36	36,134
6.50%, 08/01/29(b)	159	161,607
7.13%, 02/01/32(b)	225	233,416
Navient Corp., 9.38%, 07/25/30	98	104,204
OneMain Finance Corp.
4.00%, 09/15/30(c)	69	61,183
6.63%, 05/15/29	91	91,265
6.75%, 03/15/32	189	185,377
7.13%, 11/15/31(c)	31	31,128
7.50%, 05/15/31	11	11,155
7.88%, 03/15/30	129	133,262
PennyMac Financial Services Inc.
6.88%, 02/15/33(b)	43	42,940
7.13%, 11/15/30(b)	180	183,047
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(b)	86	82,997
3.88%, 03/01/31(b)	11	9,943
4.00%, 10/15/33(b)(c)	75	64,876
SLM Corp.
3.13%, 11/02/26	65	62,964
6.50%, 01/31/30(c)	18	18,581
UWM Holdings LLC, 6.63%, 02/01/30(b)	146	144,375
		2,618,759
Electric — 2.5%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	98	96,831
Alpha Generation LLC, 6.75%, 10/15/32(b)	92	93,758
CenterPoint Energy Inc., Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(c)(d)	39	38,943
Clearway Energy Operating LLC, 3.75%, 01/15/32(b)(c)	123	106,667
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)	200	202,382
Dominion Energy Inc., 6.63%, 05/15/55, (5-year CMT + 2.207%)(d)	25	24,580
Security	Par (000)	Value
Electric (continued)
Duke Energy Corp., 6.45%, 09/01/54, (5-year CMT + 2.588%)(d)	$57	$57,120
Edison International, Series A, 5.38%, (5-year CMT + 4.698%)(d)(e)	274	256,818
Lightning Power LLC, 7.25%, 08/15/32(b)	31	32,117
NextEra Energy Capital Holdings Inc.
6.38%, 08/15/55, (5-year CMT + 2.053%)(d)	70	70,148
6.75%, 06/15/54, (5-year CMT + 2.457%)(c)(d)	50	50,509
NRG Energy Inc.
5.75%, 07/15/29(b)	115	114,459
6.00%, 02/01/33(b)	216	213,733
6.25%, 11/01/34(b)(c)	174	173,733
10.25%, (5-year CMT + 5.920%)(b)(d)(e)	147	161,045
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(b)	19	18,054
Pike Corp., 8.63%, 01/31/31(b)	56	58,749
Vistra Corp.
7.00%, (5-year CMT + 5.740%)(b)(d)(e)	225	227,227
8.00%, (5-year CMT + 6.930%)(b)(d)(e)	51	52,125
Vistra Operations Co. LLC
6.88%, 04/15/32(b)	98	101,506
7.75%, 10/15/31(b)	107	113,140
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)(c)	226	226,830
		2,490,474
Electrical Components & Equipment — 0.2%
WESCO Distribution Inc.
6.38%, 03/15/33(b)	176	178,044
6.63%, 03/15/32(b)	38	38,654
		216,698
Electronics — 0.6%
Coherent Corp., 5.00%, 12/15/29(b)(c)	126	120,630
Imola Merger Corp., 4.75%, 05/15/29(b)	81	77,345
Sensata Technologies Inc.
3.75%, 02/15/31(b)	51	44,580
4.38%, 02/15/30(b)	138	127,253
6.63%, 07/15/32(b)	200	198,144
		567,952
Engineering & Construction — 0.6%
Arcosa Inc.
4.38%, 04/15/29(b)	92	86,481
6.88%, 08/15/32(b)	8	8,152
Brand Industrial Services Inc., 10.38%, 08/01/30(b)	465	441,715
Dycom Industries Inc., 4.50%, 04/15/29(b)	36	33,904
		570,252
Entertainment — 2.1%
Boyne USA Inc., 4.75%, 05/15/29(b)	94	89,455
Caesars Entertainment Inc.
6.50%, 02/15/32(b)	182	182,953
7.00%, 02/15/30(b)	230	235,438
Churchill Downs Inc.
5.75%, 04/01/30(b)	264	258,187
6.75%, 05/01/31(b)(c)	129	130,287
Cinemark USA Inc., 7.00%, 08/01/32(b)	23	23,519
Great Canadian Gaming Corp., 8.75%, 11/15/29(b)	109	108,017
Light & Wonder International Inc., 7.50%, 09/01/31(b)	35	35,961
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	14	13,383
4.75%, 10/15/27(b)(c)	58	56,771

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(b)	$200	$186,274
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	31	29,266
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)	72	71,988
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(b)	95	49,400
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)	48	47,378
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(b)	88	83,758
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(b)(c)	50	50,687
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(b)	24	24,215
Vail Resorts Inc., 6.50%, 05/15/32(b)(c)	79	80,011
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(b)	234	225,608
6.25%, 03/15/33(b)	115	111,161
		2,093,717
Environmental Control — 1.0%
Clean Harbors Inc., 6.38%, 02/01/31(b)	42	42,781
GFL Environmental Inc.
4.00%, 08/01/28(b)(c)	50	47,628
4.38%, 08/15/29(b)	92	87,810
4.75%, 06/15/29(b)(c)	136	131,950
6.75%, 01/15/31(b)	11	11,435
Madison IAQ LLC
4.13%, 06/30/28(b)	40	38,190
5.88%, 06/30/29(b)	151	142,791
Reworld Holding Corp., 5.00%, 09/01/30	46	42,242
Waste Pro USA Inc., 7.00%, 02/01/33(b)(c)	319	325,470
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	96	98,547
		968,844
Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27(b)	115	113,699
4.88%, 02/15/30(b)	108	104,333
6.25%, 03/15/33(b)	126	127,833
B&G Foods Inc., 8.00%, 09/15/28(b)	27	26,788
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(b)(f)	417	441,654
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(b)	161	158,295
7.63%, 07/01/29(b)	236	247,185
Fiesta Purchaser Inc.
7.88%, 03/01/31(b)	11	11,523
9.63%, 09/15/32(b)(c)	24	25,095
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(b)	45	46,035
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	44	41,277
4.38%, 01/31/32(b)	82	75,122
Performance Food Group Inc.
4.25%, 08/01/29(b)	88	83,288
6.13%, 09/15/32(b)	157	157,047
Security	Par (000)	Value
Food (continued)
Post Holdings Inc.
4.50%, 09/15/31(b)	$31	$28,211
6.25%, 02/15/32(b)	25	25,194
6.25%, 10/15/34(b)	68	67,436
6.38%, 03/01/33(b)	94	92,943
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(b)(c)	19	17,650
U.S. Foods Inc., 4.75%, 02/15/29(b)	57	55,361
United Natural Foods Inc., 6.75%, 10/15/28(b)(c)	78	76,584
		2,022,553
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	43	42,306
Forest Products & Paper — 0.0%
Magnera Corp., 7.25%, 11/15/31(b)	39	36,880
Gas — 0.3%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(b)(d)	59	57,621
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(b)	126	129,264
7.75%, 05/01/35(b)	128	131,443
		318,328
Health Care - Products — 1.3%
Avantor Funding Inc., 4.63%, 07/15/28(b)	232	223,115
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	315	327,222
Insulet Corp., 6.50%, 04/01/33(b)	67	68,353
Medline Borrower LP, 5.25%, 10/01/29(b)(c)	401	380,805
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(b)	208	209,592
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	81	81,768
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)	65	66,667
		1,357,522
Health Care - Services — 2.6%
Acadia Healthcare Co. Inc., 7.38%, 03/15/33(b)(c)	28	27,976
AHP Health Partners Inc., 5.75%, 07/15/29(b)	123	113,284
CHS/Community Health Systems Inc.
5.25%, 05/15/30(b)	392	334,436
5.63%, 03/15/27(b)	280	273,060
10.88%, 01/15/32(b)	233	240,574
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)	112	114,665
DaVita Inc., 6.88%, 09/01/32(b)(c)	40	40,387
Encompass Health Corp., 4.63%, 04/01/31	87	82,823
Fortrea Holdings Inc., 7.50%, 07/01/30(b)(c)	36	31,240
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)(c)	59	56,610
HealthEquity Inc., 4.50%, 10/01/29(b)	214	202,223
LifePoint Health Inc.
8.38%, 02/15/32(b)	64	65,276
9.88%, 08/15/30(b)	30	31,912
10.00%, 06/01/32(b)	104	100,880
11.00%, 10/15/30(b)	188	205,794
Molina Healthcare Inc., 6.25%, 01/15/33(b)(c)	68	67,488
Prime Healthcare Services Inc., 9.38%, 09/01/29(b)(c)	18	17,161
Star Parent Inc., 9.00%, 10/01/30(b)(c)	124	125,466
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)(c)	233	232,471
Tenet Healthcare Corp., 6.75%, 05/15/31(c)	215	220,394
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)	90	91,366
		2,675,486
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified — 1.1%
Apollo Debt Solutions BDC
6.55%, 03/15/32(b)	$11	$11,065
6.70%, 07/29/31	55	55,972
Ares Strategic Income Fund
5.60%, 02/15/30(b)(c)	85	83,455
5.70%, 03/15/28(b)	68	67,874
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30	20	19,594
Blackstone Private Credit Fund, 6.00%, 11/22/34(b)	190	181,292
Blue Owl Capital Corp. II, 8.45%, 11/15/26	29	30,202
Blue Owl Credit Income Corp., 7.75%, 09/16/27(c)	56	58,035
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	16	16,035
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	63	59,431
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	50	48,011
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27	228	216,200
9.75%, 01/15/29	157	154,959
10.00%, 11/15/29(b)	66	64,536
		1,066,661
Home Builders — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(b)(c)	65	60,140
Beazer Homes USA Inc., 5.88%, 10/15/27	16	15,630
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)	148	131,736
Empire Communities Corp., 9.75%, 05/01/29(b)	21	20,490
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(b)	235	248,975
LGI Homes Inc.
7.00%, 11/15/32(b)	71	65,497
8.75%, 12/15/28(b)	56	56,549
Mattamy Group Corp., 4.63%, 03/01/30(b)	44	40,251
New Home Co. Inc. (The), 9.25%, 10/01/29(b)	81	83,581
STL Holding Co. LLC, 8.75%, 02/15/29(b)	56	56,872
		779,721
Home Furnishings — 0.0%
Tempur Sealy International Inc., 4.00%, 04/15/29(b)	65	60,347
Household Products & Wares — 0.0%
Central Garden & Pet Co.
4.13%, 04/30/31(b)	14	12,601
5.13%, 02/01/28	21	20,759
Kronos Acquisition Holdings Inc., 8.25%, 06/30/31(b)	18	14,876
		48,236
Housewares — 0.1%
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(c)	73	68,083
Insurance — 6.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(b)	270	260,528
5.88%, 11/01/29(b)	249	240,370
6.75%, 10/15/27(b)	288	285,929
6.75%, 04/15/28(b)	41	41,295
7.00%, 01/15/31(b)	323	327,812
7.38%, 10/01/32(b)	125	126,320
Security	Par (000)	Value
Insurance (continued)
AmWINS Group Inc.
4.88%, 06/30/29(b)	$48	$45,827
6.38%, 02/15/29(b)	59	59,703
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(b)	62	60,511
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)	400	407,122
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)	400	408,007
AssuredPartners Inc., 7.50%, 02/15/32(b)	130	138,173
Corebridge Financial Inc., 6.38%, 09/15/54, (5-year CMT + 2.646%)(d)	67	64,549
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(b)	400	410,807
8.13%, 02/15/32(b)	200	202,881
HUB International Ltd.
7.25%, 06/15/30(b)	810	840,167
7.38%, 01/31/32(b)	934	962,292
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(b)	139	146,615
10.50%, 12/15/30(b)(c)	90	96,816
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)	622	637,236
Ryan Specialty LLC
4.38%, 02/01/30(b)	65	61,657
5.88%, 08/01/32(b)	87	85,931
USI Inc./New York, 7.50%, 01/15/32(b)	155	160,082
		6,070,630
Internet — 0.6%
ANGI Group LLC, 3.88%, 08/15/28(b)(c)	38	34,633
Match Group Holdings II LLC
3.63%, 10/01/31(b)	13	11,147
4.13%, 08/01/30(b)	56	50,639
Rakuten Group Inc., 9.75%, 04/15/29(b)	200	210,962
Snap Inc., 6.88%, 03/01/33(b)	291	290,632
		598,013
Iron & Steel — 0.7%
ATI Inc.
5.13%, 10/01/31	90	85,179
7.25%, 08/15/30	180	187,205
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	195	196,200
Carpenter Technology Corp., 7.63%, 03/15/30(c)	96	98,795
Cleveland-Cliffs Inc.
6.88%, 11/01/29(b)	75	72,640
7.38%, 05/01/33(b)	25	23,502
7.50%, 09/15/31(b)	19	18,387
		681,908
Leisure Time — 1.7%
Carnival Corp.
6.00%, 05/01/29(b)(c)	177	175,957
6.13%, 02/15/33(b)(c)	259	256,810
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)	98	72,093
NCL Corp. Ltd.
6.25%, 03/01/30(b)(c)	42	40,969
6.75%, 02/01/32(b)	155	151,348
7.75%, 02/15/29(b)(c)	14	14,449
8.13%, 01/15/29(b)	56	58,644
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31(b)	269	266,932
6.00%, 02/01/33(b)	200	200,551

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Sabre GLBL Inc.
8.63%, 06/01/27(b)(c)	$74	$70,855
10.75%, 11/15/29(b)(c)	144	137,160
Viking Cruises Ltd.
5.88%, 09/15/27(b)	67	66,864
9.13%, 07/15/31(b)	196	209,562
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	40	39,599
		1,761,793
Lodging — 1.0%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	14	12,384
5.88%, 03/15/33(b)(c)	158	157,919
6.13%, 04/01/32(b)	23	23,306
Las Vegas Sands Corp., 6.00%, 06/14/30	50	50,281
Melco Resorts Finance Ltd., 5.38%, 12/04/29(b)	200	179,980
MGM Resorts International, 6.13%, 09/15/29	119	118,462
Station Casinos LLC
4.50%, 02/15/28(b)	63	60,788
6.63%, 03/15/32(b)(c)	85	84,507
Wynn Macau Ltd., 5.63%, 08/26/28(b)	392	373,160
		1,060,787
Machinery — 1.4%
ATS Corp., 4.13%, 12/15/28(b)	65	60,312
BWX Technologies Inc., 4.13%, 04/15/29(b)	107	101,737
Chart Industries Inc.
7.50%, 01/01/30(b)(c)	100	103,749
9.50%, 01/01/31(b)	27	28,773
Esab Corp., 6.25%, 04/15/29(b)	44	44,644
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)(c)	279	283,221
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(b)(c)	37	37,509
Terex Corp.
5.00%, 05/15/29(b)	14	13,391
6.25%, 10/15/32(b)(c)	48	45,938
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)	200	200,342
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(b)	375	369,261
Vertiv Group Corp., 4.13%, 11/15/28(b)	108	104,301
		1,393,178
Manufacturing — 0.2%
Amsted Industries Inc., 6.38%, 03/15/33(b)	36	36,162
Axon Enterprise Inc.
6.13%, 03/15/30(b)	80	81,392
6.25%, 03/15/33(b)	53	54,019
		171,573
Media — 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	130	117,458
4.25%, 01/15/34(b)(c)	359	302,417
4.50%, 05/01/32	12	10,662
4.50%, 06/01/33(b)	11	9,571
4.75%, 02/01/32(b)(c)	59	53,393
6.38%, 09/01/29(b)(c)	243	245,177
7.38%, 03/01/31(b)	284	292,506
CSC Holdings LLC
3.38%, 02/15/31(b)	200	133,522
11.75%, 01/31/29(b)	613	579,541
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(b)	232	224,222
Security	Par (000)	Value
Media (continued)
DISH DBS Corp.
5.25%, 12/01/26(b)	$193	$175,628
5.75%, 12/01/28(b)	275	230,957
DISH Network Corp., 11.75%, 11/15/27(b)	447	469,774
Gray Television Inc.
7.00%, 05/15/27(b)(c)	45	43,779
10.50%, 07/15/29(b)(c)	168	172,449
Midcontinent Communications, 8.00%, 08/15/32(b)(c)	110	112,145
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26(b)	35	30,197
Sinclair Television Group Inc., 8.13%, 02/15/33(b)	188	186,094
Sirius XM Radio Inc.
3.13%, 09/01/26(b)	108	105,094
4.00%, 07/15/28(b)	25	23,518
5.00%, 08/01/27(b)	193	190,679
Univision Communications Inc.
6.63%, 06/01/27(b)	145	140,300
8.00%, 08/15/28(b)	136	132,103
8.50%, 07/31/31(b)(c)	127	119,923
		4,101,109
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(b)	29	29,448
Roller Bearing Co of America Inc., 4.38%, 10/15/29(b)(c)	45	42,687
Vallourec SACA, 7.50%, 04/15/32(b)	200	207,066
		279,201
Mining — 2.1%
Arsenal AIC Parent LLC
8.00%, 10/01/30(b)	50	51,768
11.50%, 10/01/31(b)	298	327,202
Constellium SE
3.75%, 04/15/29(b)	250	229,736
6.38%, 08/15/32(b)	250	246,100
ERO Copper Corp., 6.50%, 02/15/30(b)(c)	124	119,505
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)	200	210,250
Kaiser Aluminum Corp.
4.50%, 06/01/31(b)(c)	213	191,407
4.63%, 03/01/28(b)(c)	77	74,085
New Gold Inc., 6.88%, 04/01/32(b)	87	88,980
Novelis Corp.
3.25%, 11/15/26(b)	208	201,723
3.88%, 08/15/31(b)(c)	142	122,558
4.75%, 01/30/30(b)	136	126,156
Novelis Inc., 6.88%, 01/30/30(b)(c)	127	128,830
		2,118,300
Office & Business Equipment — 0.1%
Xerox Corp., 10.25%, 10/15/30(b)(c)	34	34,646
Zebra Technologies Corp., 6.50%, 06/01/32(b)	65	65,302
		99,948
Oil & Gas — 3.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	93	93,376
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(b)	28	27,169
Chord Energy Corp., 6.75%, 03/15/33(b)	33	32,122
CITGO Petroleum Corp., 8.38%, 01/15/29(b)	184	184,089
Civitas Resources Inc.
8.38%, 07/01/28(b)	12	11,789
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
8.75%, 07/01/31(b)	$72	$68,438
CNX Resources Corp., 7.25%, 03/01/32(b)	24	23,986
Comstock Resources Inc.
5.88%, 01/15/30(b)	125	113,156
6.75%, 03/01/29(b)	143	136,306
Crescent Energy Finance LLC, 7.63%, 04/01/32(b)	277	251,684
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	51	48,756
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)	44	44,801
EQT Corp.
4.75%, 01/15/31(b)(c)	40	38,630
6.38%, 04/01/29(b)	85	86,975
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	41	40,405
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	96	89,885
6.88%, 05/15/34(b)	119	101,127
7.25%, 02/15/35(b)	40	34,849
8.38%, 11/01/33(b)(c)	119	113,164
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)	177	169,946
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	38	36,793
Matador Resources Co.
6.50%, 04/15/32(b)	53	51,051
6.88%, 04/15/28(b)	48	47,733
Nabors Industries Inc., 7.38%, 05/15/27(b)	67	63,174
Noble Finance II LLC, 8.00%, 04/15/30(b)	75	71,458
Northern Oil & Gas Inc., 8.13%, 03/01/28(b)	205	202,386
Parkland Corp., 6.63%, 08/15/32(b)	58	57,733
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)(c)	55	45,247
Permian Resources Operating LLC
5.88%, 07/01/29(b)	81	79,101
6.25%, 02/01/33(b)	147	143,751
7.00%, 01/15/32(b)	51	51,341
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)	96	98,658
Sunoco LP, 6.25%, 07/01/33(b)	65	64,912
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)	100	91,895
Transocean Aquila Ltd., 8.00%, 09/30/28(b)	7	7,235
Transocean Inc.
8.00%, 02/01/27(b)(c)	109	101,254
8.25%, 05/15/29(b)	54	43,538
8.50%, 05/15/31(b)	61	47,155
8.75%, 02/15/30(b)	74	71,943
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)	3	2,689
Valaris Ltd., 8.38%, 04/30/30(b)	168	157,414
Vital Energy Inc.
7.88%, 04/15/32(b)(c)	21	16,315
9.75%, 10/15/30	199	168,587
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)	66	60,390
		3,492,406
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(b)	186	185,683
6.63%, 09/01/32(b)	134	133,246
Security	Par (000)	Value
Oil & Gas Services (continued)
Enerflex Ltd., 9.00%, 10/15/27(b)	$51	$52,162
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)	173	175,705
Oceaneering International Inc., 6.00%, 02/01/28	27	25,670
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)	90	90,872
Weatherford International Ltd., 8.63%, 04/30/30(b)(c)	131	129,848
		793,186
Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29(b)	349	303,772
6.00%, 06/15/27(b)	200	199,266
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(b)	200	176,448
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(b)(c)	104	104,763
6.75%, 04/15/32(b)	256	261,761
6.88%, 01/15/30(b)	183	185,936
8.75%, 04/15/30(b)	96	98,911
LABL Inc.
5.88%, 11/01/28(b)	19	15,713
8.63%, 10/01/31(b)	46	37,605
9.50%, 11/01/28(b)	159	138,925
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(b)	805	807,125
9.25%, 04/15/27(b)	29	26,608
Sealed Air Corp.
4.00%, 12/01/27(b)	21	20,261
6.50%, 07/15/32(b)(c)	57	57,977
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)	6	6,248
Trident TPI Holdings Inc., 12.75%, 12/31/28(b)	54	56,648
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)	200	198,035
		2,696,002
Pharmaceuticals — 1.4%
1261229 BC Ltd., 10.00%, 04/15/32(b)	691	676,609
Bausch Health Companies Inc., 11.00%, 09/30/28(b)	336	315,975
Endo Finance Holdings Inc., 8.50%, 04/15/31(b)(c)	22	22,874
Option Care Health Inc., 4.38%, 10/31/29(b)	96	90,666
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	321	309,646
		1,415,770
Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(b)	76	76,786
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(b)	115	116,985
Buckeye Partners LP
5.60%, 10/15/44	75	61,448
6.75%, 02/01/30(b)	19	19,333
6.88%, 07/01/29(b)	5	5,094
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	38	34,978
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)	250	239,908
DT Midstream Inc., 4.38%, 06/15/31(b)	43	39,605
Enbridge Inc.
7.20%, 06/27/54, (5-year CMT + 2.970%)(d)	60	59,636
7.38%, 03/15/55, (5-year CMT + 3.122%)(d)	61	61,285

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(d)	$90	$89,367
8.00%, 05/15/54, (5-year CMT + 4.020%)(d)	129	133,894
Series G, 7.13%, , (5-year CMT + 5.306%)(d)(e)	58	57,157
Series H, 6.50%, (5-year CMT + 5.694%)(d)(e)	122	121,157
Excelerate Energy LP, 8.00%, 05/15/30(b)	53	53,839
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	120	116,762
8.00%, 05/15/33	40	38,796
8.25%, 01/15/29	167	169,724
Harvest Midstream I LP, 7.50%, 05/15/32(b)	35	35,620
Hess Midstream Operations LP, 6.50%, 06/01/29(b)	85	86,323
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(b)	28	28,660
8.88%, 07/15/28(b)	54	56,120
ITT Holdings LLC, 6.50%, 08/01/29(b)	151	137,872
Kinetik Holdings LP, 5.88%, 06/15/30(b)(c)	15	14,656
NFE Financing LLC, 12.00%, 11/15/29(b)	145	99,542
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(b)	75	70,486
8.38%, 02/15/32(b)	279	254,373
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	52	51,673
Prairie Acquiror LP, 9.00%, 08/01/29(b)	63	63,486
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(b)	57	55,417
7.38%, 02/15/29(b)	179	178,348
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)	16	16,104
Venture Global LNG Inc.
8.38%, 06/01/31(b)	186	179,363
9.00%, (5-year CMT + 5.440%)(b)(c)(d)(e)	945	812,260
9.50%, 02/01/29(b)	396	410,348
9.88%, 02/01/32(b)	179	181,750
		4,228,155
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)(c)	134	119,109
CoreLogic Inc., 4.50%, 05/01/28(b)	318	300,929
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)(c)	87	93,073
Howard Hughes Corp. (The), 4.38%, 02/01/31(b)	69	61,186
		574,297
Real Estate Investment Trusts — 3.0%
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(b)	42	39,919
7.75%, 12/01/29(b)	29	30,120
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)(c)	92	89,261
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	67	62,947
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)	92	89,249
Iron Mountain Inc.
5.25%, 07/15/30(b)	7	6,783
6.25%, 01/15/33(b)	166	165,696
7.00%, 02/15/29(b)	98	100,656
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	$159	$148,550
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(b)	68	69,870
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(b)	247	250,948
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)	89	89,079
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	33	32,407
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)(c)	61	58,371
6.50%, 04/01/32(b)	260	259,132
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)	33	29,825
SBA Communications Corp., 3.13%, 02/01/29	126	116,736
Service Properties Trust
8.63%, 11/15/31(b)	407	431,857
8.88%, 06/15/32(c)	134	129,473
Starwood Property Trust Inc.
6.00%, 04/15/30(b)	24	23,723
6.50%, 07/01/30(b)	61	61,354
6.50%, 10/15/30(b)	62	62,557
7.25%, 04/01/29(b)	59	61,184
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(c)	562	596,723
XHR LP, 6.63%, 05/15/30(b)	33	32,506
		3,038,926
Retail — 2.5%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30(b)	92	83,723
4.38%, 01/15/28(b)	12	11,617
5.63%, 09/15/29(b)	53	52,825
Asbury Automotive Group Inc., 5.00%, 02/15/32(b)	23	20,961
Beacon Roofing Supply Inc., 6.75%, 04/30/32(b)	280	280,724
Carvana Co.
13.00%, 06/01/30, (13.00% PIK)(b)(f)	137	145,446
14.00%, 06/01/31, (14.00% PIK)(b)(c)(f)	392	429,010
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)	73	75,696
eG Global Finance PLC, 12.00%, 11/30/28(b)	200	219,967
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(b)	86	79,669
6.75%, 01/15/30(b)	65	56,869
Group 1 Automotive Inc., 6.38%, 01/15/30(b)	45	45,460
GYP Holdings III Corp., 4.63%, 05/01/29(b)(c)	138	129,773
LCM Investments Holdings II LLC
4.88%, 05/01/29(b)	63	59,558
8.25%, 08/01/31(b)	88	92,038
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(b)	8	8,478
Staples Inc., 10.75%, 09/01/29(b)	60	51,985
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	59	53,932
Walgreen Co., 4.40%, 09/15/42	6	5,430
Walgreens Boots Alliance Inc.
4.80%, 11/18/44	29	26,782
8.13%, 08/15/29	42	43,699
White Cap Buyer LLC, 6.88%, 10/15/28(b)	540	526,149
		2,499,791
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software — 5.3%
AthenaHealth Group Inc., 6.50%, 02/15/30(b)	$863	$824,900
Camelot Finance SA, 4.50%, 11/01/26(b)	45	44,339
Capstone Borrower Inc., 8.00%, 06/15/30(b)	211	215,555
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(b)	152	130,347
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	343	323,660
4.88%, 07/01/29(b)	191	173,599
Cloud Software Group Inc.
6.50%, 03/31/29(b)	525	525,189
8.25%, 06/30/32(b)	664	692,630
9.00%, 09/30/29(b)	677	682,030
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(b)(c)	157	156,622
Elastic NV, 4.13%, 07/15/29(b)	88	83,053
Ellucian Holdings Inc., 6.50%, 12/01/29(b)	232	231,772
Fair Isaac Corp., 4.00%, 06/15/28(b)	81	77,677
Playtika Holding Corp., 4.25%, 03/15/29(b)	29	25,452
SS&C Technologies Inc., 6.50%, 06/01/32(b)(c)	177	179,432
Twilio Inc., 3.63%, 03/15/29	96	90,010
UKG Inc., 6.88%, 02/01/31(b)	807	830,237
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(c)	54	49,620
		5,336,124
Telecommunications — 5.8%
Altice Financing SA, 5.75%, 08/15/29(b)	280	206,506
Altice France SA
5.13%, 07/15/29(b)	400	326,353
5.50%, 10/15/29(b)	200	163,722
CommScope LLC
4.75%, 09/01/29(b)	173	152,694
9.50%, 12/15/31(b)(c)	140	143,216
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(c)(f)	582	542,869
Series ., 10.75%, 11/30/29	412	435,695
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	132	130,638
5.88%, 11/01/29	51	50,611
6.00%, 01/15/30(b)	66	66,234
6.75%, 05/01/29(b)	31	31,130
8.63%, 03/15/31(b)	140	148,472
8.75%, 05/15/30(b)	461	482,591
Iliad Holding SASU
7.00%, 04/15/32(b)	200	202,726
8.50%, 04/15/31(b)	200	210,966
Level 3 Financing Inc.
3.88%, 10/15/30(b)(c)	11	8,676
4.50%, 04/01/30(b)	127	105,798
4.88%, 06/15/29(b)	124	108,626
10.50%, 04/15/29(b)	333	368,670
10.50%, 05/15/30(b)	214	231,349
10.75%, 12/15/30(b)	182	201,720
11.00%, 11/15/29(b)	346	386,483
Lumen Technologies Inc., 10.00%, 10/15/32(b)(c)	60	59,570
Sable International Finance Ltd., 7.13%, 10/15/32(b)	200	196,510
Telecom Italia Capital SA, 7.72%, 06/04/38	22	22,925
Viavi Solutions Inc., 3.75%, 10/01/29(b)	83	76,048
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(b)	200	175,776
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	432	442,247
Security	Par (000)	Value
Telecommunications (continued)
Zayo Group Holdings Inc.
4.00%, 03/01/27(b)	$115	$105,914
6.13%, 03/01/28(b)	53	43,094
		5,827,829
Transportation — 0.3%
Genesee & Wyoming Inc., 6.25%, 04/15/32(b)(c)	148	149,954
Rand Parent LLC, 8.50%, 02/15/30(b)	70	65,092
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)(c)	20	20,305
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(b)	38	37,908
		273,259
Trucking & Leasing — 1.0%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(b)	186	177,976
7.00%, 05/01/31(b)	290	294,867
7.00%, 06/15/32(b)	222	224,953
7.88%, 12/01/30(b)	212	221,636
5.50%, 05/01/28(b)(c)	134	131,595
		1,051,027
Total Corporate Bonds & Notes — 86.4% (Cost: $87,087,848)		86,866,928
Fixed Rate Loan Interests
Computers — 0.6%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31(g)	487	479,695
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29	157	152,555
		632,250
Internet — 0.1%
Abe Investment Holdings Inc., 2025 USD Term Loan B, 11.25%, 02/21/30	51	50,235
Total Fixed Rate Loan Interests — 0.7% (Cost: $694,754)		682,485
Floating Rate Loan Interests(d)
Advertising — 0.2%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28	91	87,835
Neptune Bidco U.S. Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.33%, 04/11/29	99	87,277
Summer BC Holdco B SARL, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29	24	23,606
		198,718
Aerospace & Defense — 0.1%
Barnes Group Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 01/27/32(h)	12	12,158
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 02/26/32(h)	93	91,787

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Signia Aerospace LLC
2024 Delayed Draw Term Loan, 0.00%, 12/11/31	$0 (i)	$325
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/21/31	16	16,136
		120,406
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 01/28/32(h)	102	99,748
Tenneco Inc.
(3-mo. CME Term SOFR at 0.50% Floor + 4.85%), 9.17%, 11/17/28	8	7,737
2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.42%, 11/17/28	36	33,595
		141,080
Building Materials — 0.1%
Cornerstone Building Brands Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 05/15/31	19	15,295
Quikrete Holdings Inc., (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/10/32	44	42,797
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31	76	72,952
		131,044
Chemicals — 0.2%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.17%, 11/24/28	29	26,926
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.02%, 10/04/29	78	77,123
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28	111	101,134
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.32%, 03/29/28	32	31,234
		236,417
Commercial Services — 0.3%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28	56	56,107
Archkey Solutions LLC, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.03%, 11/01/31	19	19,356
Champions Financing Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 02/23/29	106	94,729
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR + 5.00%), 9.28%, 07/31/30	50	41,880
Wand NewCo 3 Inc., 1st Lien Term Loan B-2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/31(h)	70	68,528
		280,600
Computers — 0.1%
Amentum Government Services Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31	43	42,249
Security	Par (000)	Value
Computers (continued)
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28	$62	$33,933
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28	13	6,902
Fortress Intermediate 3 Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 06/27/31(g)	9	8,940
		92,024
Diversified Financial Services — 0.2%
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27	28	26,394
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28	70	63,629
EOC Borrower LLC, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 03/24/32	91	89,273
Summit Acquisition Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 10/16/31	31	30,884
		210,180
Electronics — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 12/02/31	63	60,375
Energy - Alternate Sources — 0.0%
Covia Holdings Corp., (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/14/32	8	8,327
Engineering & Construction — 0.0%
Apple Bidco LLC, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 09/23/31	11	11,271
Entertainment — 0.1%
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/29	29	28,215
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29	16	15,477
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 06/25/31	3	3,367
		47,059
Environmental Control — 0.0%
GFL ES U.S. LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 02/04/32	9	8,700
Food — 0.0%
Chobani LLC, 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 10/25/27(h)	4	3,984
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 0.2%
Bausch & Lomb Corp.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27	$89	$87,919
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 09/29/28	64	63,650
		151,569
Health Care - Services — 0.3%
LifePoint Health Inc.
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 05/19/31	52	50,332
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.01%, 05/19/31	55	53,409
Star Parent Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30	172	166,334
		270,075
Housewares — 0.0%
Hunter Douglas Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32	25	24,634
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28	7	6,035
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.82%, 12/19/29	6	5,713
		36,382
Insurance — 0.2%
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 4.27%, 02/15/31(h)	49	48,260
AssuredPartners Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 02/14/31	17	16,820
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32	159	158,265
		223,345
Internet — 0.3%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 05/03/28	97	92,040
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 12/31/31	66	57,619
Proofpoint Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/31/28	32	32,253
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.07%, 03/15/30	75	73,466
		255,378
Leisure Time — 0.1%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 07/22/30	62	60,044
Sabre GLBL Inc.
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	4	3,500
Security	Par (000)	Value
Leisure Time (continued)
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	$6	$6,135
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29	30	28,044
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29(g)	9	8,441
2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.35%), 8.67%, 06/30/28(h)	2	1,543
		107,707
Machinery — 0.2%
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 02/15/29	230	224,186
Media — 0.5%
Coral-US Co-Borrower LLC, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.51%, 02/02/32	48	46,937
CSC Holdings LLC
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 01/18/28	71	69,271
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27	96	92,539
Directv Financing LLC, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.82%, 02/15/31	194	179,341
Gray Media Inc., (1-mo. CME Term SOFR + 3.11%), 7.44%, 12/01/28	42	38,637
Gray Television Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29	15	14,614
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 09/25/26	31	26,848
		468,187
Oil & Gas Services — 0.1%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 07/31/31	122	114,695
Packaging & Containers — 0.1%
LABL Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 10/30/28	101	86,401
Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 05/04/28	9	8,995
Endo Finance Holdings Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.32%, 04/23/31	102	98,711
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27	148	137,757
		245,463
Real Estate — 0.1%
CoreLogic Inc.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28	64	63,368
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 10.94%, 06/04/29	84	79,669
		143,037

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 0.3%
Foundation Building Materials Holding Co. LLC
(3-mo. CME Term SOFR at 0.50% Floor + 3.36%), 7.79%, 01/31/28	$5	$4,777
2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.28%, 01/29/31	125	114,824
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/11/28	51	50,422
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 10/19/29	151	146,548
		316,571
Software — 1.6%
Applied Systems Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 02/23/32	20	20,475
Ascend Learning LLC
(1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 12/11/28	10	9,576
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.17%, 12/10/29	20	19,808
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/29	223	221,261
BMC Software Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 07/30/31	42	41,513
Boxer Parent Co. Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.07%, 07/30/32	59	55,657
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29	49	40,937
Cloud Software Group Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29	31	30,263
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31	155	153,130
Cloudera Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 10/08/28	28	27,211
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 10/08/29	126	118,020
Cotiviti Inc., 7.63%, 05/01/31	519	511,955
Ellucian Holdings Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 11/22/32	182	181,773
Mitchell International Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 06/17/31	20	19,230
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.29%, 06/02/28	69	66,303
RealPage Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 04/24/28	42	41,877
		1,558,989
Security	Par (000)	Value
Telecommunications — 0.8%
CommScope Inc., 12/17/29(h)	$29	$28,296
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 09/27/29	80	71,899
Delta Topco Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 11/29/30	19	18,707
Frontier Communications Corp., 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 07/01/31	22	21,817
Level 3 Financing Inc., 03/27/32(h)	283	282,010
Lumen Technologies Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/16/29	49	46,872
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30(h)	28	26,500
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.17%, 10/01/31(g)	34	33,745
Zayo Group Holdings Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27	285	264,399
		794,245
Total Floating Rate Loan Interests — 6.5% (Cost: $6,737,710)		6,546,415
	Shares
Common Stocks
Building Products — 0.0%
JELD-WEN Holding Inc.(j)	3,636	20,071
Entertainment — 0.1%
TKO Group Holdings Inc., Class A	349	56,856
Hotels, Restaurants & Leisure — 0.0%
Churchill Downs Inc.	580	52,438
Life Sciences Tools & Services — 0.1%
Avantor Inc.(j)	4,187	54,389
Metals & Mining — 0.1%
Constellium SE, Class A(j)	8,567	86,612
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP	6,952	114,986
Enterprise Products Partners LP	2,633	78,727
MPLX LP	979	49,860
ONEOK Inc.	695	57,101
Western Midstream Partners LP	326	12,258
		312,932
Specialized REITs — 0.1%
VICI Properties Inc., Class A	4,436	142,041
Total Common Stocks — 0.7% (Cost $861,981)		725,339
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Aerospace & Defense — 0.2%
Boeing Co. (The), 6.00%(a)	3,857	$236,743
Insurance — 0.4%
Alliant Cali Inc., NVS, (Acquired 09/25/24, Cost $ 327,020)(g)(k)	332	346,561
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology Inc., 7.50%(a)(c)	1,650	78,309
Total Preferred Stocks — 0.7% (Cost $607,852)		661,613
Total Long-Term Investments — 95.7% (Cost: $96,749,092)		96,208,379
Short-Term Securities
Money Market Funds — 14.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(l)(m)(n)	11,991,655	11,996,452
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(l)(m)	2,660,000	2,660,000
Total Short-Term Securities — 14.6% (Cost: $14,657,015)		14,656,452
Total Investments — 110.3% (Cost: $111,406,107)		110,864,831
Liabilities in Excess of Other Assets — (10.3)%		(10,310,568)
Net Assets — 100.0%		$100,554,263

(a)	Convertible security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)	Non-income producing security.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $346,561, representing 0.3% of its net assets as of period end, and an original cost of $327,020.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,392,874	$6,605,639 (a)	$—	$(1,496)	$(565)	$11,996,452	11,991,655	$13,776 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,680,000	980,000 (a)	—	—	—	2,660,000	2,660,000	37,726	—
				$(1,496)	$(565)	$14,656,452		$51,502	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	1,784	$74,945	$103,606	$(28,661)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-DAY SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	09/20/25	USD	170	$(1,807)	$(1,525)	$(282)
1-DAY SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	165	(1,673)	(1,399)	(274)
1-DAY SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	10	(38)	(100)	62
1-DAY SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	BNP Paribas S.A.	N/A	12/20/25	USD	4,480	(9,573)	(48,895)	39,322
1-DAY SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	12/20/25	USD	80	(27)	(805)	778
1-DAY SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	21	(186)	(191)	5
1-DAY SOFR, 4.41%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	14	(36)	(141)	105
									$(13,340)	$(53,056)	$39,716
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps	$103,606	$—	$—	$(28,661)
OTC Swaps	—	(53,056)	40,272	(556)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$40,272	$—	$40,272
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$28,661	$—	$—	$—	$—	$28,661
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$53,612	$—	$53,612
	$—	$28,661	$—	$—	$53,612	$—	$82,273

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$14,030	$—	$14,030
Swaps	—	424	—	—	309,864	—	310,288
	$—	$424	$—	$—	$323,894	$—	$324,318
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(7,849)	$—	$(7,849)
Swaps	—	(33,561)	—	—	(279,119)	—	(312,680)
	$—	$(33,561)	$—	$—	$(286,968)	$—	$(320,529)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Credit default swaps:
Average notional value — sell protection	$2,432,755
Total return swaps:
Average notional value	$5,690,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - centrally cleared	$—	$28,661
Swaps - OTC(a)	40,272	53,612
Total derivative assets and liabilities in the Statement of Assets and Liabilities	40,272	82,273
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(28,661)
Total derivative assets and liabilities subject to an MNA	$40,272	$53,612

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
BNP Paribas S.A.	$39,322	$(39,322)	$—	$—	$—
JPMorgan Chase Bank N.A.	778	(778)	—	—	—
Morgan Stanley & Co. International PLC	172	(172)	—	—	—
	$40,272	$(40,272)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
BNP Paribas S.A.	$48,895	$(39,322)	$—	$—	$9,573
JPMorgan Chase Bank N.A.	2,612	(778)	—	—	1,834
Morgan Stanley & Co. International PLC	2,105	(172)	—	—	1,933
	$53,612	$(40,272)	$—	$—	$13,340

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$725,599	$—	$725,599
Corporate Bonds & Notes	—	86,866,928	—	86,866,928
Fixed Rate Loan Interests	—	202,790	479,695	682,485
Floating Rate Loan Interests	—	6,495,289	51,126	6,546,415
Common Stocks	725,339	—	—	725,339
Preferred Stocks	315,052	—	346,561	661,613
Short-Term Securities
Money Market Funds	14,656,452	—	—	14,656,452
Unfunded Floating Rate Loan Interests(a)	—	—	—	—
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(183)	—	(183)
	$15,696,843	$94,290,423	$877,382	$110,864,648
Derivative Financial Instruments(b)
Assets
Interest Rate Contracts	$—	$40,272	$—	$40,272
Liabilities
Credit Contracts	—	(28,661)	—	(28,661)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares High Yield Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Interest Rate Contracts	$—	$(556)	$—	$(556)
	$—	$11,055	$—	$11,055

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
April 30, 2025

iShares High Yield Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$96,208,379
Investments, at value—affiliated(c)	14,656,452
Cash	17,836
Cash pledged for centrally cleared swaps	158,238
Receivables:
Investments sold	663,616
Securities lending income—affiliated	2,397
Loans	16,131
Dividends—unaffiliated	1,409
Dividends—affiliated	13,664
Interest—unaffiliated	1,606,073
Unrealized appreciation on OTC swaps	40,272
Total assets	113,384,467
LIABILITIES
Collateral on securities loaned, at value	11,998,729
Payables:
Investments purchased	735,224
Investment advisory fees	36,427
Variation margin on centrally cleared swaps	6,029
Swap premiums received	53,056
Unrealized depreciation on:
OTC derivatives	556
Unfunded floating rate loan interests	183
Total liabilities	12,830,204
Commitments and contingent liabilities
NET ASSETS	$100,554,263
NET ASSETS CONSIST OF
Paid-in capital	$100,350,000
Accumulated earnings	204,263
NET ASSETS	$100,554,263
NET ASSET VALUE
Shares outstanding	2,000,000
Net asset value	$50.28
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$96,749,092
(b) Securities loaned, at value	$11,477,026
(c) Investments, at cost—affiliated	$14,657,015
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended April 30, 2025

iShares High Yield Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$10,205
Dividends—affiliated	37,726
Interest—unaffiliated	3,657,237
Securities lending income—affiliated—net	13,776
Other income—unaffiliated	4,817
Total investment income	3,723,761
EXPENSES
Investment advisory	226,655
Commitment costs	95
Total expenses	226,750
Less:
Investment advisory fees waived	(773)
Total expenses after fees waived	225,977
Net investment income	3,497,784
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	81,173
Investments—affiliated	(1,496)
Futures contracts	14,030
Swaps	310,288
403,995
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(1,671,088)
Investments—affiliated	(565)
Futures contracts	(7,849)
Swaps	(312,680)
Unfunded floating rate loan interests	(181)
(1,992,363)
Net realized and unrealized loss	(1,588,368)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,909,416
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	iShares High Yield Active ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 06/17/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,497,784	$2,608,894
Net realized gain	403,995	215,232
Net change in unrealized appreciation (depreciation)	(1,992,363)	1,461,959
Net increase in net assets resulting from operations	1,909,416	4,286,085
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(4,090,376)(c)	(1,900,862)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	100,350,000
NET ASSETS
Total increase (decrease) in net assets	(2,180,960)	102,735,223
Beginning of period	102,735,223	—
End of period	$100,554,263	$102,735,223

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statement of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares High Yield Active ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 06/17/24(a) to 10/31/24
Net asset value, beginning of period	$51.37	$50.00
Net investment income(b)	1.75	1.30
Net realized and unrealized gain (loss)(c)	(0.79)	1.02
Net increase from investment operations	0.96	2.32
Distributions(d)
From net investment income	(1.87)(e)	(0.95)
From net realized gain	(0.18)	—
Total distributions	(2.05)	(0.95)
Net asset value, end of period	$50.28	$51.37
Total Return(f)
Based on net asset value	1.88%(g)	4.66%(g)
Ratios to Average Net Assets(h)
Total expenses	0.45%(i)	0.45%(i)
Total expenses after fees waived	0.45%(i)	0.45%(i)
Net investment income	6.94%(i)	6.81%(i)
Supplemental Data
Net assets, end of period (000)	$100,554	$102,735
Portfolio turnover rate(j)	26%	21%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
BlackRock ETF Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
High Yield Active	Non-diversified
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting:  The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BFA , Fund's investment adviser,  as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
High Yield Active
BMO Capital Markets	$250,243	$(250,243)	$—	$—
BofA Securities, Inc.	302,598	(302,598)	—	—
J.P. Morgan Securities LLC	3,872,251	(3,872,251)	—	—
Jefferies LLC	189,578	(189,578)	—	—
Morgan Stanley	2,085,870	(2,085,870)	—	—
Nomura Securities International, Inc.	36,222	(36,222)	—	—
Pershing LLC	255,126	(255,126)	—	—
RBC Capital Markets LLC	2,213,027	(2,213,027)	—	—
Scotia Capital (USA) Inc	404,971	(404,971)	—	—
TD Prime Services LLC	361,286	(361,286)	—	—
UBS Securities LLC	29,120	(29,120)	—	—
Wells Fargo Bank, National Association	242,676	(242,676)	—	—
Wells Fargo Securities LLC	1,234,058	(1,234,058)	—	—
	$11,477,026	$(11,477,026)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
(depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
High Yield Active	Archkey Solutions LLC	$2,245	$2,233	$2,233	$—
	Kaman Corp.	8,799	8,788	8,659	(129)
	Signia Aerospace LLC	1,363	1,361	1,345	(16)
	SWF Holdings I Corp.	7,655	7,655	7,617	(38)
					$(183)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Total return swaps are entered into by the Fund to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $5 billion	0.45%
Over 5 billion, up to and including $10 billion	0.44
Over $10 billion	0.42
Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its management fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any,

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
High Yield Active	$773
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Fixed-Income Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended April 30, 2025, the Fund paid BTC $4,503 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
High Yield Active	$26,293,399	$28,413,052
There were no in-kind transactions for the six months ended April 30, 2025.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Active	$111,420,908	$1,125,259	$(1,670,281)	$(545,022)
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2025, the Fund did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Period Ended 10/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
High Yield Active
Shares sold	—	$—	2,000,000	$100,350,000

(a)	The Fund commenced operations on June 17, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
As of April 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
iShares ETF	Shares
High Yield Active	1,000,000
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each independent trustee for services to the Funds from BFA's investment management fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, Pennsylvania 19103
Sub-Adviser	Legal Counsel
BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Willkie Farr & Gallagher LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Currency Abbreviation
USD	United States Dollar

2025 BlackRock Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 1-800-474-2737
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: June 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: June 24, 2025